Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, Massachusetts 01301

March 19, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Alternative Solutions Trust

1933 Act/Rule 497(j)

CIK 0001589756

File No. 333-191940 and 811-22906

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on March 2, 2015.

Sincerely,

/s/ Jennifer Fromm

Jennifer Fromm

cc: Ann Flood